CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ (96,842)	$ 29,290	$ (5,005)	$ (95,764)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	578	997	1,293	8,353
Noncash lease expense	1,091	969	1,306	1,191
Loss from equity method investment	(11,917)	(4,131)	(5,488)	0
Stock-based compensation expense	6,477	9,965	13,054	17,245
Accretion of discount on short-term investments	(2,279)	(872)	(1,947)	894
Loss on disposal of property and equipment	68	0	49	133
Gain on sale of business	0	(131,249)	(131,249)	0
Loss from equity method investment	11,917	4,131
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	2,966	(5,301)	840	(4,996)
Accounts payable	6,659	2,711	(981)	(2,487)
Accrued expenses and other liabilities	(2,996)	5,672	7,418	1,500
Deferred revenue	(1,156)	(2,406)	(3,208)	(33,411)
Operating lease liabilities	(1,138)	(369)	(719)	(2,409)
Net cash used in operating activities	(74,655)	(86,462)	(113,661)	(109,751)
Cash flows from investing activities:
Purchases of short-term investments	(73,240)	(157,460)	(157,460)	(97,392)
Maturities of short-term investments	142,740	47,461	65,461	49,000
Proceeds from sale of business	0	130,000	130,000	0
Purchases of property and equipment	(228)	(1,276)	(1,285)	(2,396)
Proceeds from sale of property and equipment	338	0		28,900
Net cash provided by investing activities	69,610	18,725	36,716	(50,788)
Cash flows from financing activities:
Proceeds from issuance of common stock in follow-on public offering, net of discounts and issuance costs			0	49,744
Proceeds from issuance of common stock pursuant to ATM financing, net of discounts and issuance costs			0	1,454
Proceeds from issuance of common stock pursuant to employee stock purchase plan	168	563	595	826
Proceeds from issuance of common stock from option exercises	2	1	1	145
Net cash provided by financing activities	170	564	596	52,169
Net change in cash, cash equivalents and restricted cash	(4,875)	(67,173)	(76,349)	(108,370)
Cash, cash equivalents and restricted cash, beginning of period	33,986	110,335	110,335	218,705
Cash, cash equivalents and restricted cash, end of period	29,111	43,162	33,986	110,335
Supplemental disclosures of noncash investing and financing activities:
Cash paid for income taxes			720	0
Reclassification of liability for common stock vested			0	13
Property and equipment additions included in accounts payable			0	241
Property and equipment additions included in accrued expenses and other liabilities	0	8	8	116
Unrealized loss on available for sale securities, net	$ 368	$ (450)	$ (397)	$ (7)